INVESTMENTS IN ASSOCIATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2022
SLM California [Member]
Disclosure of associates [line items]
Disclosure of changes in carrying amount of associated entity [Table Text Block]
	December 31, 2022	December 31, 2021
Opening Balance	$34,781	$-
Capital Investment	25,742	34,100
Company's share of net income of associated entity	2,890	2,387
Distributions	(5,224)	(1,706)
Ending Balance	$58,189	$34,781

Disclosure of summarized financial information for investment in associated entity [Table Text Block]
	Year ended	Year ended
	December 31, 2022	December 31, 2021
Royalty Revenue	$18,887	$16,362
Net income	7,660	11,102

	December 31, 2022	December 31, 2021
Current assets	$9,187	$4,968
Non-current assets	-	-
Total liabilities	(5,298)	(5,353)
Net assets (liabilities)	3,889	(385)
The Company's ownership %	37.7%	21.5%
Acquisition fair value and other adjustments	56,722	34,864
Carrying amount of investment in associated entity	$58,189	$34,781

Rawhide [Member]
Disclosure of associates [line items]
Disclosure of summarized financial information for investment in associated entity [Table Text Block]
December 31, 2021
Current assets	$25,251
Non-current assets	26,425
Current liabilities	(16,695)
Non-current liabilities	(33,206)
Net assets	1,775
The Company's ownership %	38.07%
Acquisition fair value and other adjustments	(676)
Carrying amount of investment in associated entity	$-